CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 334,138	S/ 4,352,331	S/ 4,071,305
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	6,080,289	2,100,091	1,814,898
Impact of fair value of portfolio with change in effective rate	326,691	0	0
Depreciation and amortization	497,910	455,033	429,122
Depreciation of right-of-use assets	172,005	160,406	0
Depreciation of investment properties	7,018	6,727	7,405
Deferred (income) tax expense	(1,147,311)	(52,435)	91,101
Adjustment of technical reserves	758,274	761,970	713,433
Net gain on securities	(523,082)	(546,814)	(242,829)
Impairment loss on goodwill	63,978	0	38,189
Provision for sundry risks	140,897	27,272	42,236
Gain (loss) on financial assets designated at fair value through profit and loss	(115,627)	(93,664)	53,935
Net gain of trading derivatives	(40,789)	(6,043)	(13,262)
Net Income from sale of property, furniture and equipment	(8,523)	(16,869)	(54,952)
(Gain) loss net from sale of seized and recovered assets	(728)	9,617	3,411
Expense for share-based payment transactions	103,632	120,062	106,865
Net gain from sale of written-off portfolio	(35,638)	(106,835)	(60,663)
Intangible losses due to withdrawals and dismissed projects	40,342	22,492	0
Others	33,827	(19,840)	(16,022)
Net (increase) decrease in assets:
Loans	(20,593,548)	(6,767,721)	(10,236,155)
Investments at fair value through profit or loss	(2,197,109)	(206,534)	530,918
Investments at fair value through other comprehensive income	(15,904,097)	771,680	(837,699)
Cash collateral, reverse repurchase agreements and securities borrowings	2,137,262	(265,157)	3,604,105
Sale of written off portfolio	36,921	193,770	60,663
Other assets	(335,229)	(1,142,133)	(1,078,163)
Net increase (decrease) in liabilities
Deposits and obligations	25,856,151	7,457,393	5,583,328
Due to Banks and correspondents	(3,143,279)	426,411	267,383
Payables from repurchase agreements and securities lending	20,200,747	(1,714,532)	(4,069,121)
Bonds and notes issued	(96,199)	670,877	(1,264,573)
Short-term and low-value lease payments	(74,016)	(63,047)	0
Other liabilities	1,274,759	1,567,333	1,310,271
Income tax paid	(1,162,843)	(1,168,130)	(1,106,700)
Net cash flow from operating activities	12,686,823	6,933,711	(251,571)
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	22,956	35,355	95,063
Revenue from sale of investment property	78	38,969	25,552
Revenue from sales and reimbursement of investment at amortized cost	1,600,519	3,256,332	4,083,902
Purchase of property, furniture and equipment	(98,120)	(134,776)	(181,459)
Purchase of investment property	(26,533)	(33,321)	(49,519)
Purchase of intangible assets	(535,241)	(371,957)	(419,789)
Purchase of investment at amortized cost	(2,837,015)	(1,688,443)	(3,613,093)
Acquisition of subsidiaries, net of cash received	0	(375,952)	0
Net cash flows from investing activities	(1,873,356)	726,207	(59,343)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(2,392,844)	(1,595,229)	(1,130,427)
Dividends paid to non-controlling interest of subsidiaries	(32,273)	(52,971)	(45,134)
Additional dividends	0	(638,092)	0
Principal payments of leasing contracts	(163,392)	(147,841)	0
Interest payments of leasing contracts	(32,295)	(37,438)	0
Subordinated bonds	684,243	(977,009)	0
Purchase of treasury stock	(151,899)	(103,225)	(95,413)
Acquisition of non-controlling interest	0	0	(174,472)
Net cash flows from financing activities	(2,088,460)	(3,551,805)	(1,445,446)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	8,725,007	4,108,113	(1,756,360)
Effect of changes in exchange rate of cash and cash equivalents	2,034,718	(294,874)	704,966
Cash and cash equivalents at the beginning of the period	25,974,042	22,160,803	23,212,197
Cash and cash equivalents at the end of the period	36,733,767	25,974,042	22,160,803
Additional information from cash flows
Interest received	11,161,316	12,349,495	11,469,209
Interest paid	(2,959,525)	(3,193,536)	(3,034,140)
Transactions that do not represent cash flow
Recognition of lease operations	(118,912)	852,800	0
Reclassification from investments at amortized cost to fair value with changes in equity	S/ 0	S/ 241,656	S/ 0